Goodwill and Intangible Assets Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Intangible Assets [Line Items]
Amortization of intangible assets	$ (24,646)	$ (25,919)	$ (26,593)
Goodwill [Member]
Goodwill And Intangible Assets [Line Items]
Balance at January 1	456,380	456,380
Balance at December 31	456,380	456,380	456,380
Definite Lived Intangible Assets [Member]
Goodwill And Intangible Assets [Line Items]
Balance at January 1	99,742	125,661
Finite-lived Intangible Assets Acquired	75,583
Amortization of intangible assets	(24,646)	(25,919)
Balance at December 31	150,679	99,742	125,661
Indefinite Lived Intangible Assets [Member]
Goodwill And Intangible Assets [Line Items]
Balance at January 1	7,350	7,350
Indefinite-lived Intangible Assets Acquired	2,205
Balance at December 31	9,555	7,350	7,350
Total intangible assets [Member]
Goodwill And Intangible Assets [Line Items]
Balance at January 1	107,092	133,011
Finite and Indefinite Lived Intangible Assets Acquired	77,788
Amortization of intangible assets	(24,646)	(25,919)
Balance at December 31	$ 160,234	$ 107,092	$ 133,011